UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		      FORM 13F-HR
		                  FORM 13F COVER PAGE

*Please disregard submission with accession # 00051056527-05-000012 This report has the corrected cover page with correct date.

Report for the Calendar Year or Quarter Ended: __03/31/05____

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _622 Thurd Avenue, Ninth Floor___________
         _New York, NY  10017______________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:





____________________    ___NEW YORK, NY___     __05/11/05___
 [Signature]               [City, State]             [Date]

Report Type (Check only one):

Corrected typographical error to reflect current year, 2005

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: ___66___

Form 13F Information Table Value Total: $___193,969.186__
                                         (thousands)




List of Other Included Managers: NONE


PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE MAR05
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

ASM INTL N V                  COM  N07045102      324,853    19,700         19,700        0        0        19,700        0        0
ATMI INC                      NOTE 00207RAC5    1,119,520  1000,000       1000,000        0        0      1000,000        0        0
ADVANCED ENERGY INDS          NOTE 007973AC4    5,934,266  6017,000       6017,000        0        0      6017,000        0        0
ALLIED WASTE INDS INC         SDCV 019589AD2      326,895   391,000        391,000        0        0       391,000        0        0
ALLOY INC                     DBCV 019855AB1    5,215,889  5300,000       5300,000        0        0      5300,000        0        0
AMAZON COM INC                NOTE 023135AF3    1,022,907  1038,000       1038,000        0        0      1038,000        0        0
AMKOR TECHNOLOGY INC          NOTE 031652AN0      967,680  1008,000       1008,000        0        0      1008,000        0        0
APRIA HEALTHCARE GROUP INC    NOTE 037933AB4    1,597,972  1450,000       1450,000        0        0      1450,000        0        0
ARRIS GROUP INC               NOTE 04269QAB6    5,795,706  3995,000       3995,000        0        0      3995,000        0        0
AVATAR HLDGS INC              NOTE 053494AF7    1,124,060  1000,000       1000,000        0        0      1000,000        0        0
BROCADE COMMUNICATIONS SYS I  NOTE 111621AB4    3,630,930  3812,000       3812,000        0        0      3812,000        0        0
CV THERAPEUTICS INC           NOTE 126667AB0      246,250   250,000        250,000        0        0       250,000        0        0
CV THERAPEUTICS INC           NOTE 126667AD6    2,572,938  3100,000       3100,000        0        0      3100,000        0        0
CV THERAPEUTICS INC           NOTE 126667AF1    4,111,125  3050,000       3050,000        0        0      3050,000        0        0
COMMUNITY HEALTH SYS INC NEW  NOTE 203668AA6    2,254,580  2058,000       2058,000        0        0      2058,000        0        0
COMPUTER NETWORK TECHNOLOGY   NOTE 204925AC5      705,925   755,000        755,000        0        0       755,000        0        0
CONCORD COMMUNICATIONS INC    NOTE 206186AB4    1,320,796  1480,000       1480,000        0        0      1480,000        0        0
CUBIST PHARMACEUTICALS INC    NOTE 229678AB3    1,301,228  1430,000       1430,000        0        0      1430,000        0        0
CYTYC CORP                    NOTE 232946AB9    1,682,256  1600,000       1600,000        0        0      1600,000        0        0
EDO CORP                      NOTE 281347AD6      517,905   500,000        500,000        0        0       500,000        0        0
ENZON PHARMACEUTICALS INC     NOTE 293904AB4    2,356,900  2590,000       2590,000        0        0      2590,000        0        0
FEI CO                        NOTE 30241LAB5    2,518,312  2475,000       2475,000        0        0      2475,000        0        0
FAIRCHILD SEMICONDUCTOR CORP  NOTE 303727AJ0      876,603   869,000        869,000        0        0       869,000        0        0
FINISAR                       NOTE 31787AAF8    1,604,140  2000,000       2000,000        0        0      2000,000        0        0
FISHER SCIENTIFIC INTL INC    COM  338032204    1,983,974    34,880         34,880        0        0        34,880        0        0
GENZYME CORP                  NOTE 372917AN4    1,859,226  1811,000       1811,000        0        0      1811,000        0        0
HEADWATERS INC                NOTE 42210PAB8      761,946   600,000        600,000        0        0       600,000        0        0
HUMAN GENOME SCIENCES INC     NOTE 444903AH1      347,182   357,000        357,000        0        0       357,000        0        0
HUTCHINSON TECHNOLOGY INC     NOTE 448407AE6    2,997,645  2325,000       2325,000        0        0      2325,000        0        0
IMCLONE SYS INC               NOTE 45245WAF6    2,144,660  2535,000       2535,000        0        0      2535,000        0        0
INCYTE CORP                   NOTE 45337CAE2    5,738,080  6475,000       6475,000        0        0      6475,000        0        0
INVITROGEN CORP               NOTE 46185RAD2    7,924,890  8003,000       8003,000        0        0      8003,000        0        0
INVITROGEN CORP               NOTE 46185RAJ9    8,549,616  7257,000       7257,000        0        0      7257,000        0        0
IVAX CORP                     NOTE 465823AG7    3,521,782  3513,000       3513,000        0        0      3513,000        0        0
JETBLUE AWYS CORP             NOTE 477143AB7    4,306,750  5000,000       5000,000        0        0      5000,000        0        0
K V PHARMACEUTICAL CO         NOTE 482740AC1    2,212,980  2000,000       2000,000        0        0      2000,000        0        0
KERZNER INTL LTD              NOTE 492520AB7    2,546,622  2110,000       2110,000        0        0      2110,000        0        0
KING PHARMACEUTICALS INC      DBCV 495582AG3      427,104   442,000        442,000        0        0       442,000        0        0
KULICKE & SOFFA INDS INC      NOTE 501242AL5    3,768,981  4965,000       4965,000        0        0      4965,000        0        0
LSI LOGIC CORP                NOTE 502161AG7    4,837,665  4889,000       4889,000        0        0      4889,000        0        0
LTX CORP                      NOTE 502392AE3    3,052,700  3115,000       3115,000        0        0      3115,000        0        0
LIFEPOINT HOSPITALS INC       NOTE 53219LAE9    1,461,904  1423,000       1423,000        0        0      1423,000        0        0
MANOR CARE INC NEW            COM  564055101    1,522,646    41,900         41,900        0        0        41,900        0        0
MAVERICK TUBE CORP            NOTE 577914AB0      830,165   611,000        611,000        0        0       611,000        0        0
MCDATA CORP                   NOTE 580031AD4    2,855,207  3404,000       3404,000        0        0      3404,000        0        0
MERCURY INTERACTIVE CORP      NOTE 589405AB5      916,693   911,000        911,000        0        0       911,000        0        0
MILLENNIUM CHEMICALS INC      DBCV 599903AB7   10,790,070  5057,000       5057,000        0        0      5057,000        0        0
NASDAQ 100 TR                 UNIT 631100104    1,828,500    50,000 CALL    50,000        0        0        50,000        0        0
NAVISTAR FINL CORP            NOTE 638902AM8    1,785,670  1782,000       1782,000        0        0      1782,000        0        0
PSS WORLD MED INC             NOTE 69366AAB6    5,177,370  5500,000       5500,000        0        0      5500,000        0        0
PHARMACEUTICAL RES INC        NOTE 717125AC2    1,256,310  1500,000       1500,000        0        0      1500,000        0        0
           PAGE TOTAL              51          134,535,974
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE MAR05
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

PROTEIN DESIGN LABS INC       NOTE 74369LAD5    2,292,447  2246,000       2246,000        0        0      2246,000        0        0
RPM INTL INC                  NOTE 749685AK9    5,187,773  9615,000       9615,000        0        0      9615,000        0        0
RADISYS CORP                  NOTE 750459AD1    4,555,600  5000,000       5000,000        0        0      5000,000        0        0
ROGERS COMMUNICATIONS INC     DBCV 775109AE1    2,841,013  2870,000       2870,000        0        0      2870,000        0        0
SCI SYS INC                   NOTE 783890AF3    1,784,285  1849,000       1849,000        0        0      1849,000        0        0
SANMINA SCI CORP              SDCV 800907AD9      535,140   991,000        991,000        0        0       991,000        0        0
SERENA SOFTWARE INC           NOTE 817492AB7    5,847,538  4868,000       4868,000        0        0      4868,000        0        0
SILICON VY BANCSHARES         NOTE 827064AC0   12,500,584  9347,000       9347,000        0        0      9347,000        0        0
TERADYNE INC                  SDCV 880770AD4    1,598,400  1600,000       1600,000        0        0      1600,000        0        0
VEECO INSTRS INC DEL          NOTE 922417AB6    6,615,000  7000,000       7000,000        0        0      7000,000        0        0
VEECO INSTRS INC DEL          COM  922417100      410,711    27,454         27,454        0        0        27,454        0        0
VISHAY INTERTECHNOLOGY INC    NOTE 928298AD0    2,387,831  3955,000       3955,000        0        0      3955,000        0        0
WMS INDS INC                  NOTE 929297AE9    3,815,617  2456,000       2456,000        0        0      2456,000        0        0
WATSON PHARMACEUTICALS INC    DBCV 942683AC7    4,435,223  4626,000       4626,000        0        0      4626,000        0        0
WEBMD CORP                    NOTE 94769MAE5    4,626,050  5500,000       5500,000        0        0      5500,000        0        0
           PAGE TOTAL              15           59,433,212
          GRAND TOTAL              66          193,969,186